Reverse Recapitalization	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization
Reverse Recapitalization

Note 3 — Reverse Recapitalization

On May 6, 2021, Gig consummated the Business Combination with Lightning Systems, with Lightning Systems surviving the merger as a wholly-owned subsidiary of Gig. In connection with the Business Combination, certain Gig shareholders exercised their right to redeem certain of their outstanding shares for cash, resulting in the redemption of 5,816,664 shares of Gig common stock for gross redemption payments of $58,759. In addition, an investor purchased from the Company 2,500,000 shares of common stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $25,000 pursuant to a separate subscription agreement dated as of December 10, 2020 (the “PIPE Financing”). The PIPE Financing investment closed simultaneously with the consummation of the Business Combination.

Upon the closing of the Business Combination, Gig’s certificate of incorporation was amended and restated to, among other things change the name of the corporation to Lightning eMotors, Inc. and to increase the total number of authorized shares of capital stock to 251,000,000, consisting of (a) 250,000,000 of common stock, par value $0.0001 per share and (b) 1,000,000 shares of preferred stock, par value $0.0001 per share.

Immediately prior to the closing of the Business Combination, each issued and outstanding share of Lightning Systems redeemable, convertible preferred stock, was converted into shares of Lightning Systems common stock. This resulted in a conversion of 38,007,793 shares of Lightning Systems redeemable, convertible preferred stock into Lightning Systems common stock. Outstanding Lightning Systems short-term convertible notes were converted into an aggregate of 5,830,723 shares of Lightning Systems common stock. In addition, Lightning Systems had outstanding warrants that converted into 4,379,795 shares of Lightning Systems common stock.

Upon the closing of the Business Combination, Lightning Systems common stock issued and outstanding was canceled and converted into the right to receive Company common stock (the “Per Share Merger Consideration”) based on the Exchange Ratio. In addition, after closing and subject to the terms and conditions defined below, stockholders of the Company who have received, or are entitled to receive, any per share merger consideration (“Stockholder Earnout Group”) have the contingent right to receive additional 16,463,096 shares of the Company’s common stock to be allocated on a pro rata basis among the members of the Stockholder Earnout Group. One-third of the earnout shares will be released to the Stockholder Earnout Group on a pro rata basis if on or prior to the fifth anniversary of the closing date the volume weighted average price (“VWAP”) of the Company’s common stock equals or exceed $12.00 per share of twenty of any thirty consecutive trading days. One-third of the earnout shares will be released to the Stockholder Earnout Group on a pro rata basis if on or prior to the fifth anniversary of the closing date the VWAP of the Company’s common stock equals or exceed $14.00 per share of twenty of any thirty consecutive trading days. One-third of the earnout shares will be released to the Stockholder Earnout Group on a pro rata basis if on or prior to the fifth anniversary of the closing date the VWAP of the Company’s common stock equals or exceed $16.00 per share of twenty of any thirty consecutive trading days. If these conditions have not been satisfied following the fifth anniversary of the closing date, any stockholder earnout shares remaining will be canceled. As of December 31, 2021, none of the contingencies under this agreement have been met and, accordingly, no common stock shares have been issued.

Outstanding stock options, whether vested or unvested, to purchase shares of Lightning Systems common stock under the 2019 plan (see Note 11) converted into stock options for shares of the Company’s common stock upon the same terms and conditions that were in effect with respect to such stock options immediately prior to the Business Combination, after giving effect to the Exchange Ratio.

Outstanding stock options, whether vested or unvested, to purchase shares of Lightning Systems common stock under the 2019 plan (see Note 11) converted into stock options for shares of the Company’s common stock upon the same terms and conditions that were in effect with respect to such stock options immediately prior to the Business Combination, after giving effect to the Exchange Ratio.

The Business Combination was accounted for as a reverse recapitalization in accordance with GAAP. Under this method, Gig was treated as the ‘acquired” company for financial reporting purposes. See Note 1 for further details. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Lightning Systems issuing stock for the net assets of Gig, accompanied by a recapitalization. The net assets of Gig are stated at historical cost, with no goodwill or intangible assets recorded. The Company expensed $9,098 of acquisition costs associated with the Business Combination to “Selling, general and administrative” expense on the statement of operations during the year ended December 31, 2021.

Prior to the Business Combination, Lightning Systems and Gig filed separate standalone federal, state and local income tax returns. As a result of the Business Combination, structured as a reverse acquisition for tax purposes, Lightning Systems became the parent of the consolidated filing group with Gig as a subsidiary.

Unless otherwise indicated, all of the Company’s common stock as well as previously issued stock options and redeemable convertible preferred stock presented in the accompanying retroactively revised consolidated statements of stockholders’ equity (deficit) or in the related notes are presented on an as- or as if-converted basis, converted at the Exchange Ratio of .9406 and presented as shares or awards of our common stock.

The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows and the consolidated statement of changes in equity for the year ended December 31, 2021:

Recapitalization
Cash — Gig's trust and cash (net of redemptions and transaction costs)	$117,796
Cash — PIPE Financing	25,000
Net Cash provided by Business Combination and PIPE Financing	142,796
Less: non-cash items charged against additional paid-in capital	(32,995)
Net contributions from Business Combination and PIPE Financing	$109,801

The number of shares of Common Stock outstanding immediately following the consummation of the Business Combination:

Number of Shares
Common stock, outstanding prior to Business Combination	25,893,479
Less: redemption of Gig shares	(5,816,664)
Common stock Gig	20,076,815
Shares issued in PIPE Financing	2,500,000
Business Combination and PIPE Financing shares	22,576,815
Lightning Systems shares(1)	50,652,890
Total shares of common stock outstanding immediately after Business Combination	73,229,705
(1)	The number of Lightning Systems shares were calculated using the Exchange Ratio contemplated in the Business Combination of approximately 0.9406.